Schedule of accruals and other current liabilities (Details)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Other Liabilities Disclosure [Abstract]
Accruals	$ 93,336	$ 127,515	$ 148,474
Advances from investors			356,000
Goods and Services Tax payables	808	1,104	12,575
Deferred liability			9,799
- Professional fee payables	74,327	101,545	183,270
- Amount due to employees			188
- Others	18,114	24,748	29,292
Total	$ 186,585	$ 254,912	$ 739,598